CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current Assets
Cash	$ 177,107	$ 843,643
Prepaid Expenses	121,875	209,790
Total Current Assets	298,982	1,053,433
Cash held in Trust Account	517,500,000	517,500,000
TOTAL ASSETS	517,798,982	518,553,433
Current Liabilities
Accounts Payable and Accrued Expenses	2,155,565	613,050
Promissory note - related party	450,000	0
Total Current Liabilities	2,605,565	613,050
Warrant Liability	36,950,834	53,005,335
FPA Liability	0	10,654,540
Deferred Underwriting Fee Payable	18,112,500	18,112,500
Total Liabilities	57,668,899	82,385,425
Commitments
Shareholders' Deficit
Preferred shares, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding	0	0
Additional paid-in capital		0
Accumulated deficit	(57,371,211)	(81,333,286)
Total Shareholders' Deficit	(57,369,917)	(81,331,992)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	517,798,982	518,553,433
Previously Reported [Member]
Shareholders' Deficit
Accumulated deficit		(81,333,286)
Total Shareholders' Deficit		(81,331,992)
Class A ordinary shares
Current Liabilities
Class A Ordinary Shares subject to possible redemption, 51,750,000 shares at redemption value at September 30, 2021 and December 31, 2020	517,500,000	517,500,000
Shareholders' Deficit
Ordinary shares	0	0
Class A ordinary shares | Previously Reported [Member]
Current Liabilities
Class A Ordinary Shares subject to possible redemption, 51,750,000 shares at redemption value at September 30, 2021 and December 31, 2020		517,500,000
Class B ordinary shares
Shareholders' Deficit
Ordinary shares	$ 1,294	$ 1,294